Derivative Instruments and Comprehensive (Loss) Income (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 18, 2011
Derivative Instruments and Comprehensive (Loss) Income (Textual) [Abstract]
Company's liability equal to its ownership percentage in joint venture	7.0 million or 25% of the total
Interest Rate Swap [Member]
Derivative Instruments and Comprehensive (Loss) Income (Textual) [Abstract]
Hedge amount of variable rate debt through interest rate swap agreement	$ 200.0
LIBOR fixed interest rate on swap agreement		1.394%
Maturity Date	Jul. 18, 2012
Derivative Liability, Number of Instruments Held	2
Mortgage Loan Related to Property Sales	28.0
Variable rate debt amount	$ 25.0